Consolidated portfolio of investments—July 31, 2024 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 29.57%
Communication services: 1.06%
Entertainment: 0.19%
Electronic Arts, Inc.	405	$61,131
Netflix, Inc.†	316	198,558
Spotify Technology SA†	569	195,702
		455,391
Interactive media & services: 0.81%
Alphabet, Inc. Class A	6,465	1,109,006
Alphabet, Inc. Class C	1,324	229,251
Meta Platforms, Inc. Class A	1,320	626,775
		1,965,032
Media: 0.06%
Trade Desk, Inc. Class A†	1,585	142,460
Consumer discretionary: 2.26%
Automobiles: 0.02%
Tesla, Inc.†	196	45,486
Broadline retail: 0.80%
Amazon.com, Inc.†	8,774	1,640,563
Coupang, Inc.†	4,591	95,263
MercadoLibre, Inc.†	119	198,599
		1,934,425
Distributors: 0.43%
Genuine Parts Co.	3,866	568,727
LKQ Corp.	8,821	366,072
Pool Corp.	302	112,960
		1,047,759
Hotels, restaurants & leisure: 0.58%
Airbnb, Inc. Class A†	4	558
Booking Holdings, Inc.	66	245,191
Chipotle Mexican Grill, Inc.†	11,264	611,860
DraftKings, Inc. Class A†	2,200	81,290
Hilton Worldwide Holdings, Inc.	71	15,241
Marriott International, Inc. Class A	682	155,019
Royal Caribbean Cruises Ltd.†	1,818	284,917
		1,394,076
Household durables: 0.20%
PulteGroup, Inc.	3,638	480,216
Specialty retail: 0.23%
Carvana Co.†	149	19,851
Foot Locker, Inc.	3,600	104,616
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 1

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Specialty retail(continued)
Home Depot, Inc.	103	$37,921
O’Reilly Automotive, Inc.†	351	395,345
		557,733
Consumer staples: 0.69%
Beverages: 0.12%
Keurig Dr Pepper, Inc.	8,045	275,783
Consumer staples distribution & retail: 0.18%
Costco Wholesale Corp.	511	420,042
Kroger Co.	365	19,892
		439,934
Food products: 0.05%
Archer-Daniels-Midland Co.	1,784	110,626
Bunge Global SA	78	8,208
		118,834
Household products: 0.24%
Church & Dwight Co., Inc.	3,061	300,009
Reynolds Consumer Products, Inc.	10,166	282,818
		582,827
Tobacco: 0.10%
Philip Morris International, Inc.	2,176	250,588
Energy: 2.14%
Energy equipment & services: 0.50%
Baker Hughes Co.	9,496	367,685
Halliburton Co.	6,078	210,785
Schlumberger NV	9,817	474,063
TechnipFMC PLC	1,642	48,439
Weatherford International PLC†	974	114,796
		1,215,768
Oil, gas & consumable fuels: 1.64%
Cheniere Energy, Inc.	1,575	287,658
Chevron Corp.	2,001	321,100
ConocoPhillips	2,884	320,701
Devon Energy Corp.	3,983	187,320
EOG Resources, Inc.	3,046	386,233
Exxon Mobil Corp.	6,989	828,826
Marathon Petroleum Corp.	2,825	500,082
Occidental Petroleum Corp.	3,308	201,193
Phillips 66	1,652	240,333
Targa Resources Corp.	107	14,475
Texas Pacific Land Corp.	77	65,057
Valero Energy Corp.	3,777	610,816
		3,963,794
See accompanying consolidated notes to portfolio of investments
2 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Financials: 3.08%
Banks: 0.45%
Citizens Financial Group, Inc.	10,409	$444,152
Fifth Third Bancorp	6,989	295,914
First Citizens BancShares, Inc. Class A	116	242,172
NU Holdings Ltd. Class A†	9,678	117,394
		1,099,632
Capital markets: 0.26%
Charles Schwab Corp.	690	44,981
Goldman Sachs Group, Inc.	796	405,188
KKR & Co., Inc.	102	12,592
Tradeweb Markets, Inc. Class A	1,593	177,906
		640,667
Consumer finance: 0.09%
American Express Co.	813	205,721
Capital One Financial Corp.	29	4,391
		210,112
Financial services: 0.84%
Apollo Global Management, Inc.	3,683	461,517
Berkshire Hathaway, Inc. Class B†	1,222	535,847
Block, Inc.†	155	9,591
Euronet Worldwide, Inc.†	2,436	248,448
Fiserv, Inc.†	320	52,343
Mastercard, Inc. Class A	341	158,125
Visa, Inc. Class A	2,181	579,426
		2,045,297
Insurance: 1.33%
Allstate Corp.	4,434	758,746
Arch Capital Group Ltd.†	9,041	865,947
Brown & Brown, Inc.	3,929	390,660
Hartford Financial Services Group, Inc.	1,040	115,357
Markel Group, Inc.†	107	175,357
MetLife, Inc.	2,246	172,605
Principal Financial Group, Inc.	342	27,876
Progressive Corp.	2,698	577,696
Prudential Financial, Inc.	513	64,289
Travelers Cos., Inc.	274	59,305
		3,207,838
Mortgage real estate investment trusts (REITs): 0.11%
Annaly Capital Management, Inc.	12,901	256,859
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 3

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Health care: 1.78%
Biotechnology: 0.17%
Amgen, Inc.	550	$182,859
United Therapeutics Corp.†	711	222,749
		405,608
Health care equipment & supplies: 0.40%
Alcon, Inc.	2,970	279,180
Intuitive Surgical, Inc.†	1,076	478,400
Zimmer Biomet Holdings, Inc.	1,811	201,655
		959,235
Health care providers & services: 0.55%
Cigna Group	595	207,459
Elevance Health, Inc.	466	247,926
Labcorp Holdings, Inc.	1,103	237,630
UnitedHealth Group, Inc.	1,127	649,332
		1,342,347
Life sciences tools & services: 0.19%
Charles River Laboratories International, Inc.†	931	227,257
Danaher Corp.	884	244,939
		472,196
Pharmaceuticals: 0.47%
Bristol-Myers Squibb Co.	1,393	66,251
Eli Lilly & Co.	703	565,402
Johnson & Johnson	284	44,829
Merck & Co., Inc.	4,058	459,082
		1,135,564
Industrials: 3.34%
Aerospace & defense: 0.75%
Boeing Co.†	351	66,901
General Dynamics Corp.	1,780	531,704
General Electric Co.	1,625	276,575
L3Harris Technologies, Inc.	1,344	304,940
Lockheed Martin Corp.	618	334,906
Northrop Grumman Corp.	205	99,285
TransDigm Group, Inc.	158	204,487
		1,818,798
Building products: 0.19%
Carlisle Cos., Inc.	1,094	457,927
Commercial services & supplies: 0.32%
Republic Services, Inc.	2,829	549,731
Tetra Tech, Inc.	1,103	235,204
		784,935
See accompanying consolidated notes to portfolio of investments
4 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Construction & engineering: 0.46%
API Group Corp.†	409	$15,497
Comfort Systems USA, Inc.	433	143,938
EMCOR Group, Inc.	2,076	779,414
Quanta Services, Inc.	606	160,820
		1,099,669
Electrical equipment: 0.16%
nVent Electric PLC	3,388	246,070
Vertiv Holdings Co.	1,828	143,864
		389,934
Ground transportation: 0.02%
Union Pacific Corp.	199	49,099
Industrial conglomerates: 0.17%
Honeywell International, Inc.	1,947	398,648
Machinery: 0.72%
Caterpillar, Inc.	850	294,270
Cummins, Inc.	46	13,423
Deere & Co.	1,007	374,584
Donaldson Co., Inc.	4,266	319,182
PACCAR, Inc.	4,759	469,523
Westinghouse Air Brake Technologies Corp.	1,606	258,807
		1,729,789
Passenger airlines: 0.05%
United Airlines Holdings, Inc.†	2,900	131,718
Professional services: 0.16%
Jacobs Solutions, Inc.	2,691	393,828
Trading companies & distributors: 0.34%
AerCap Holdings NV	4,724	443,820
Ferguson PLC	623	138,711
United Rentals, Inc.	69	52,240
WW Grainger, Inc.	192	187,547
		822,318
Information technology: 5.27%
Communications equipment: 0.34%
Arista Networks, Inc.†	1,622	562,104
Motorola Solutions, Inc.	674	268,872
		830,976
Electronic equipment, instruments & components: 0.02%
Jabil, Inc.	375	42,251
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 5

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
IT services: 0.09%
Accenture PLC Class A	70	$23,144
Amdocs Ltd.	2,190	191,559
		214,703
Semiconductors & semiconductor equipment: 2.32%
Advanced Micro Devices, Inc.†	3,299	476,640
Analog Devices, Inc.	167	38,640
Applied Materials, Inc.	3,577	759,039
Broadcom, Inc.	4,170	670,036
KLA Corp.	698	574,503
Lam Research Corp.	78	71,857
Microchip Technology, Inc.	1,454	129,086
Micron Technology, Inc.	1,112	122,120
Monolithic Power Systems, Inc.	222	191,606
NVIDIA Corp.	13,546	1,585,153
NXP Semiconductors NV	493	129,738
ON Semiconductor Corp.†	4,116	322,077
QUALCOMM, Inc.	3,074	556,240
		5,626,735
Software: 1.67%
Adobe, Inc.†	93	51,303
Cadence Design Systems, Inc.†	1,267	339,125
Datadog, Inc. Class A†	2,473	287,956
Microsoft Corp.	6,667	2,789,140
Oracle Corp.	1,924	268,302
ServiceNow, Inc.†	340	276,893
Synopsys, Inc.†	38	21,216
		4,033,935
Technology hardware, storage & peripherals: 0.83%
Apple, Inc.	8,763	1,946,087
Super Micro Computer, Inc.†	79	55,430
		2,001,517
Materials: 2.71%
Chemicals: 0.35%
Corteva, Inc.	2,099	117,754
Huntsman Corp.	8,128	194,503
LyondellBasell Industries NV Class A	1,257	125,021
Sherwin-Williams Co.	841	295,023
Westlake Corp.	746	110,303
		842,604
Construction materials: 0.15%
Vulcan Materials Co.	1,344	368,941
Containers & packaging: 0.08%
Graphic Packaging Holding Co.	6,446	194,025
See accompanying consolidated notes to portfolio of investments
6 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Metals & mining: 2.13%
Agnico Eagle Mines Ltd.	2,401	$185,260
Agnico Eagle Mines Ltd. -Toronto Stock Exchange	4,000	308,680
Alamos Gold, Inc. Class A	11,200	190,878
Alcoa Corp.	101	3,337
Anglogold Ashanti PLC	2,900	81,432
Artemis Gold, Inc.†	14,000	119,552
B2Gold Corp.	24,000	71,966
Barrick Gold Corp.	15,036	278,316
Centerra Gold, Inc.	4,500	30,181
Dundee Precious Metals, Inc.	12,000	101,431
Eldorado Gold Corp.†	1,500	25,434
Endeavour Mining PLC	6,780	149,188
Evolution Mining Ltd.	5,000	12,955
Franco-Nevada Corp.	1,200	154,640
Freeport-McMoRan, Inc.	14,604	663,168
Gold Fields Ltd. ADR	9,000	154,440
IAMGOLD Corp.†	10,000	41,212
Kinross Gold Corp.	34,000	309,057
Lundin Gold, Inc.	10,600	183,493
MAG Silver Corp.†	2,500	34,241
New Gold, Inc.†	15,000	34,658
Newmont Corp.	8,400	412,188
Northern Star Resources Ltd.	13,500	125,295
Nucor Corp.	1,654	269,503
OceanaGold Corp.	31,000	76,341
Osisko Gold Royalties Ltd.	2,700	47,345
Osisko Mining, Inc.†	4,000	9,474
Pan American Silver Corp.	479	11,012
Pan American Silver Corp.-U.S. Exchange Traded Shares	4,300	98,814
Reliance, Inc.	971	295,728
Royal Gold, Inc.	1,150	158,838
SilverCrest Metals, Inc.†	2,000	19,571
Steel Dynamics, Inc.	703	93,654
Torex Gold Resources, Inc.†	7,500	118,911
Triple Flag Precious Metals Corp.	1,300	20,112
Wheaton Precious Metals Corp.	4,500	269,058
		5,159,363
Real estate: 7.03%
Health care REITs: 0.36%
Welltower, Inc.	7,864	874,870
Industrial REITs : 1.01%
First Industrial Realty Trust, Inc.	6,613	361,863
Prologis, Inc.	11,458	1,444,281
Terreno Realty Corp.	9,296	635,939
		2,442,083
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 7

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Shares	Value
Office REITs : 1.19%
Alexandria Real Estate Equities, Inc.	9,048	$1,061,240
BXP, Inc.	10,431	743,835
Cousins Properties, Inc.	16,653	458,124
Highwoods Properties, Inc.	439	13,596
Kilroy Realty Corp.	5,877	217,273
Vornado Realty Trust	12,845	385,221
		2,879,289
Real estate management & development: 0.17%
CBRE Group, Inc. Class A†	3,562	401,473
Residential REITs : 1.11%
American Homes 4 Rent Class A	11,907	429,724
Camden Property Trust	4,072	450,974
Independence Realty Trust, Inc.	11,053	206,138
Invitation Homes, Inc.	11,328	399,538
Mid-America Apartment Communities, Inc.	3,252	454,532
Sun Communities, Inc.	5,912	749,228
		2,690,134
Retail REITs : 0.33%
Federal Realty Investment Trust	2,551	284,819
Simon Property Group, Inc.	3,417	524,305
		809,124
Specialized REITs : 2.86%
American Tower Corp.	6,705	1,477,782
Crown Castle, Inc.	3,531	388,693
CubeSmart	5,849	278,295
Equinix, Inc.	1,510	1,193,262
Extra Space Storage, Inc.	4,323	690,037
Four Corners Property Trust, Inc.	7,276	197,471
Gaming & Leisure Properties, Inc.	9,801	492,010
Iron Mountain, Inc.	6,730	690,229
SBA Communications Corp. Class A	3,327	730,410
VICI Properties, Inc.	15,639	488,875
Weyerhaeuser Co.	9,171	291,271
		6,918,335
Utilities: 0.21%
Electric utilities: 0.12%
FirstEnergy Corp.	6,944	291,023
Water utilities: 0.09%
American Water Works Co., Inc.	1,502	213,825
Total common stocks (Cost $60,406,507)		71,557,330
See accompanying consolidated notes to portfolio of investments
8 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 7.77%
Basic materials: 0.05%
Mining: 0.05%
Kaiser Aluminum Corp.144A	4.63%	3-1-2028	$120,000	$112,480
Communications: 0.64%
Advertising: 0.07%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	175,000	171,019
Internet: 0.23%
Arches Buyer, Inc.144A	4.25	6-1-2028	300,000	267,676
Gen Digital, Inc.144A	6.75	9-30-2027	275,000	279,709
				547,385
Media: 0.34%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	300,000	291,379
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	135,000	117,909
Sirius XM Radio, Inc.144A	5.00	8-1-2027	437,000	422,856
				832,144
Consumer, cyclical: 2.50%
Airlines: 0.32%
American Airlines, Inc.144A	7.25	2-15-2028	55,000	54,953
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	368,666	366,198
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	1-15-2026	140,915	135,795
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	11.00	4-15-2029	104,775	99,903
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	114,000	115,013
				771,862
Apparel: 0.11%
Hanesbrands, Inc.144A	4.88	5-15-2026	155,000	151,811
Michael Kors USA, Inc.144A	4.25	11-1-2024	110,000	109,133
				260,944
Auto manufacturers: 0.08%
Ford Motor Credit Co. LLC	4.13	8-17-2027	200,000	192,572
Auto parts & equipment: 0.17%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	220,000	215,921
American Axle & Manufacturing, Inc.	5.00	10-1-2029	45,000	41,272
American Axle & Manufacturing, Inc.	6.50	4-1-2027	80,000	80,240
Dana, Inc.	5.63	6-15-2028	75,000	73,092
				410,525
Distribution/wholesale: 0.14%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	330,000	330,340
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 9

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment: 0.50%
CCM Merger, Inc.144A	6.38%	5-1-2026	$145,000	$144,789
Churchill Downs, Inc.144A	5.50	4-1-2027	360,000	355,736
Cinemark USA, Inc.144A	5.25	7-15-2028	170,000	164,344
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	335,000	338,993
Six Flags Theme Parks, Inc.144A	7.00	7-1-2025	208,000	208,086
				1,211,948
Home builders: 0.12%
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	290,000	290,316
Housewares: 0.20%
Newell Brands, Inc.	5.70	4-1-2026	490,000	488,829
Leisure time: 0.35%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	180,000	194,587
NCL Corp. Ltd.144A	5.88	2-15-2027	35,000	34,746
NCL Corp. Ltd.144A	8.13	1-15-2029	45,000	47,839
NCL Corp. Ltd.144A	8.38	2-1-2028	295,000	310,799
Viking Cruises Ltd.144A	5.88	9-15-2027	140,000	139,160
VOC Escrow Ltd.144A	5.00	2-15-2028	120,000	117,093
				844,224
Retail: 0.51%
Bath & Body Works, Inc.144A	9.38	7-1-2025	294,000	302,992
Dave & Buster’s, Inc.144A	7.63	11-1-2025	350,000	351,068
Gap, Inc.144A	3.63	10-1-2029	105,000	91,780
Group 1 Automotive, Inc.144A	6.38	1-15-2030	25,000	25,215
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	100,000	97,671
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	190,000	178,512
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	185,000	199,719
				1,246,957
Consumer, non-cyclical: 0.54%
Commercial services: 0.39%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	6,000	6,009
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL144A	4.63	6-1-2028	80,000	73,856
CoreCivic, Inc.	8.25	4-15-2029	195,000	205,230
GEO Group, Inc.	8.63	4-15-2029	115,000	119,740
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	320,000	319,751
Sabre Global, Inc.144A	11.25	12-15-2027	170,000	168,352
Upbound Group, Inc.144A	6.38	2-15-2029	60,000	58,699
				951,637
Food: 0.08%
B&G Foods, Inc.144A	8.00	9-15-2028	195,000	198,833
Healthcare-services: 0.03%
Tenet Healthcare Corp.	4.63	6-15-2028	70,000	67,459
See accompanying consolidated notes to portfolio of investments
10 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.04%
AdaptHealth LLC144A	6.13%	8-1-2028	$95,000	$92,611
Energy: 1.66%
Energy-alternate sources: 0.05%
TerraForm Power Operating LLC144A	5.00	1-31-2028	125,000	120,458
Oil & gas: 0.56%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	145,000	146,906
Antero Resources Corp.144A	7.63	2-1-2029	160,000	165,263
Antero Resources Corp.144A	8.38	7-15-2026	390,000	401,858
Civitas Resources, Inc.144A	8.38	7-1-2028	150,000	157,487
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	70,000	71,797
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	140,000	139,964
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	30,000	30,288
Nabors Industries, Inc.144A	7.38	5-15-2027	140,000	142,567
Range Resources Corp.	8.25	1-15-2029	90,000	93,485
				1,349,615
Oil & gas services: 0.33%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	210,000	210,932
Bristow Group, Inc.144A	6.88	3-1-2028	165,000	163,507
Oceaneering International, Inc.	6.00	2-1-2028	325,000	323,639
USA Compression Partners LP/USA Compression Finance Corp.	6.88	9-1-2027	55,000	55,314
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	55,000	55,972
				809,364
Pipelines: 0.72%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	110,000	109,260
Buckeye Partners LP144A	4.13	3-1-2025	35,000	34,538
Buckeye Partners LP144A	6.88	7-1-2029	115,000	116,830
EQM Midstream Partners LP144A	7.50	6-1-2027	160,000	164,378
Harvest Midstream I LP144A	7.50	9-1-2028	170,000	173,970
Hess Midstream Operations LP144A	5.63	2-15-2026	225,000	223,759
Kinetik Holdings LP144A	6.63	12-15-2028	165,000	168,253
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	360,000	357,408
Venture Global LNG, Inc.144A	8.13	6-1-2028	380,000	395,746
				1,744,142
Financial: 1.05%
Banks: 0.01%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	25,000	23,693
Diversified financial services: 0.61%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	140,000	136,825
Encore Capital Group, Inc.144A	9.25	4-1-2029	200,000	210,740
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	215,000	213,399
Nationstar Mortgage Holdings, Inc.144A%%	6.50	8-1-2029	90,000	89,867
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 11

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Navient Corp.	5.00%	3-15-2027	$35,000	$33,840
OneMain Finance Corp.	7.13	3-15-2026	220,000	223,765
PRA Group, Inc.144A	7.38	9-1-2025	145,000	144,878
United Wholesale Mortgage LLC144A	5.50	11-15-2025	325,000	322,574
United Wholesale Mortgage LLC144A	5.75	6-15-2027	115,000	113,277
				1,489,165
Insurance: 0.04%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	30,000	30,148
AmWINS Group, Inc.144A	6.38	2-15-2029	55,000	55,797
				85,945
Investment Companies: 0.05%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	5-15-2026	115,000	114,630
REITS: 0.34%
Brandywine Operating Partnership LP	3.95	11-15-2027	65,000	60,023
Iron Mountain, Inc.144A	5.25	3-15-2028	300,000	293,930
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	95,000	94,543
Service Properties Trust	5.25	2-15-2026	15,000	14,785
Service Properties Trust144A	8.63	11-15-2031	55,000	58,441
Starwood Property Trust, Inc.144A	3.63	7-15-2026	230,000	219,153
Starwood Property Trust, Inc.144A	3.75	12-31-2024	80,000	78,909
				819,784
Industrial: 0.80%
Aerospace/defense: 0.19%
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	165,000	178,580
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	40,000	44,580
TransDigm, Inc.144A	6.38	3-1-2029	240,000	244,464
				467,624
Electrical components & equipment: 0.10%
Energizer Holdings, Inc.144A	4.75	6-15-2028	30,000	28,457
Energizer Holdings, Inc.144A	6.50	12-31-2027	45,000	45,241
WESCO Distribution, Inc.144A	6.38	3-15-2029	170,000	172,199
				245,897
Machinery-diversified: 0.10%
Chart Industries, Inc.144A	7.50	1-1-2030	10,000	10,403
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	250,000	245,139
				255,542
Packaging & containers: 0.26%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	305,000	303,180
Berry Global, Inc.144A	4.50	2-15-2026	15,000	14,651
See accompanying consolidated notes to portfolio of investments
12 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers(continued)
Berry Global, Inc.144A	5.63%	7-15-2027	$105,000	$103,927
Clydesdale Acquisition Holdings, Inc.144A%%	6.88	1-15-2030	35,000	34,868
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	165,000	165,161
				621,787
Trucking & leasing: 0.15%
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	360,000	352,946
Technology: 0.21%
Computers: 0.04%
Seagate HDD Cayman	8.25	12-15-2029	85,000	91,603
Software: 0.17%
Rocket Software, Inc.144A	9.00	11-28-2028	70,000	72,048
SS&C Technologies, Inc.144A	5.50	9-30-2027	335,000	331,847
				403,895
Utilities: 0.32%
Electric: 0.32%
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	145,000	138,844
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	215,000	202,891
PG&E Corp.	5.00	7-1-2028	35,000	34,139
Vistra Operations Co. LLC144A	5.63	2-15-2027	412,000	408,835
				784,709
Total corporate bonds and notes (Cost $18,606,586)				18,802,884
Loans: 0.33%
Communications: 0.02%
Media: 0.02%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.46	8-2-2027	53,240	53,478
Consumer, cyclical: 0.17%
Airlines: 0.03%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.03	10-20-2027	85,702	87,543
Auto parts & equipment: 0.05%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.25	3-30-2027	119,717	118,800
Leisure time: 0.05%
Carnival Corp. (U.S. SOFR 1 Month+2.75%)±	8.09	8-8-2027	114,456	115,171
Retail: 0.04%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.85	3-3-2028	95,000	87,617
Consumer, non-cyclical: 0.05%
Healthcare-services: 0.05%
Modivcare Inc. (U.S. SOFR 3 Month+4.75%)‡±	10.08	6-20-2031	110,000	106,975
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 13

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.04%
Insurance: 0.04%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.71%	12-23-2026	$103,516	$103,069
Utilities: 0.05%
Electric: 0.05%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.25%)±	7.54	12-15-2027	110,335	110,411
Total loans (Cost $781,785)				783,064
U.S. Treasury securities: 20.30%
TIPS	0.13	4-15-2026	5,077,527	4,867,802
TIPS	0.13	7-15-2026	4,448,061	4,273,743
TIPS	0.13	1-15-2030	5,126,730	4,694,512
TIPS	0.13	7-15-2030	4,630,084	4,220,903
TIPS	0.13	1-15-2031	506,701	456,246
TIPS	0.13	7-15-2031	1,722,472	1,542,264
TIPS	0.13	2-15-2051	603,130	362,938
TIPS	0.25	7-15-2029	1,135,678	1,059,454
TIPS	0.25	2-15-2050	195,446	124,052
TIPS	0.38	1-15-2027	110,509	105,814
TIPS	0.38	7-15-2027	2,176,126	2,083,488
TIPS	0.63	1-15-2026	3,687,571	3,576,516
TIPS	0.88	1-15-2029	2,978,805	2,863,948
TIPS	1.00	2-15-2048	1,458,215	1,152,213
TIPS	1.00	2-15-2049	1,516,369	1,191,189
TIPS	1.38	7-15-2033	4,689,462	4,520,998
TIPS	1.38	2-15-2044	1,455,322	1,284,851
TIPS	1.50	2-15-2053	1,262,529	1,096,983
TIPS	1.63	10-15-2027	4,362,600	4,331,605
TIPS	1.75	1-15-2034	1,828,789	1,810,828
TIPS	2.13	2-15-2040	1,394,890	1,416,979
TIPS	2.13	2-15-2041	1,928,851	1,964,256
TIPS	3.88	4-15-2029	114,622	125,220
Total U.S. Treasury securities (Cost $52,852,261)				49,126,802
Yankee corporate bonds and notes: 1.02%
Communications: 0.02%
Telecommunications: 0.02%
Connect Finco SARL/Connect U.S. Finco LLC144A	6.75	10-1-2026	35,000	34,406
Consumer, cyclical: 0.49%
Airlines: 0.21%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	475,000	510,625
Leisure time: 0.28%
Carnival Corp.144A	7.63	3-1-2026	200,000	201,935
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	485,000	482,154
				684,089
See accompanying consolidated notes to portfolio of investments
14 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.22%
Banks: 0.08%
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70%	9-17-2025	$200,000	$199,755
Diversified financial services: 0.14%
AerCap Holdings NV (5 Year Treasury Constant Maturity+4.54%)±	5.88	10-10-2079	60,000	59,850
Macquarie Airfinance Holdings Ltd.144A	6.40	3-26-2029	30,000	30,789
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	225,000	238,243
				328,882
Industrial: 0.12%
Electronics: 0.03%
Sensata Technologies BV144A	4.00	4-15-2029	75,000	69,501
Packaging & containers: 0.09%
Trivium Packaging Finance BV144A	5.50	8-15-2026	225,000	220,380
Technology: 0.09%
Software: 0.09%
Open Text Corp.144A	6.90	12-1-2027	215,000	223,111
Utilities: 0.08%
Electric: 0.08%
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	195,000	193,976
Total yankee corporate bonds and notes (Cost $2,416,921)				2,464,725

		Yield	Shares
Short-term investments: 33.82%
Investment companies: 33.82%
Allspring Government Money Market Fund Select Class♠∞*##		5.25	81,843,967	81,843,967
Total short-term investments (Cost $81,843,967)				81,843,967
Total investments in securities (Cost $216,908,027)	92.81%			224,578,772
Other assets and liabilities, net	7.19			17,408,462
Total net assets	100.00%			$241,987,234

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.
##	All or a portion of this security is segregated as collateral for when-issued securities.

See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 15

Consolidated portfolio of investments—July 31, 2024 (unaudited)

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$107,853,407	$29,734,666	$(55,744,106)	$0	$0	$81,843,967	81,843,967	$1,144,687
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
AUD	900,000	USD	608,298	Morgan Stanley Inc.	8-23-2024	$0	$(19,418)
USD	544,003	BRL	2,951,000	Morgan Stanley Inc.	8-23-2024	23,377	0
USD	1,084,324	CAD	1,475,000	Morgan Stanley Inc.	8-23-2024	15,330	0
USD	922,807	CHF	826,000	Morgan Stanley Inc.	8-23-2024	0	(20,255)
USD	351,724	CLP	323,217,000	Morgan Stanley Inc.	8-23-2024	8,611	0
USD	636,154	CZK	14,877,000	Morgan Stanley Inc.	8-23-2024	2,359	0
USD	1,069,123	EUR	986,000	Morgan Stanley Inc.	8-23-2024	985	0
GBP	568,000	USD	729,366	Morgan Stanley Inc.	8-23-2024	975	0
USD	593,419	HUF	215,874,000	Morgan Stanley Inc.	8-23-2024	923	0
USD	1,634,261	IDR	26,528,954,000	Morgan Stanley Inc.	8-23-2024	3,723	0
INR	195,232,000	USD	2,336,010	Morgan Stanley Inc.	8-23-2024	0	(5,751)
USD	600,875	JPY	96,515,000	Morgan Stanley Inc.	8-23-2024	0	(45,404)
USD	661,800	KRW	914,839,000	Morgan Stanley Inc.	8-23-2024	0	(3,523)
USD	737,668	MXN	13,245,000	Morgan Stanley Inc.	8-23-2024	29,069	0
USD	630,703	NOK	6,747,000	Morgan Stanley Inc.	8-23-2024	11,991	0
USD	775,982	NZD	1,276,000	Morgan Stanley Inc.	8-23-2024	16,544	0
PLN	2,108,000	USD	536,218	Morgan Stanley Inc.	8-23-2024	0	(4,508)
SEK	9,000	USD	855	Morgan Stanley Inc.	8-23-2024	0	(14)
ZAR	7,971,000	USD	439,207	Morgan Stanley Inc.	8-23-2024	0	(2,261)
						$113,887	$(101,134)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	9	8-16-2024	$748,138	$734,999	$0	$(13,139)
Brent Crude Oil Futures**	2	8-30-2024	167,745	161,680	0	(6,065)
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	9	8-30-2024	961,930	923,265	0	(38,665)
TOPIX Index	33	9-12-2024	6,075,925	6,161,410	85,485	0
Hard Red Winter Wheat Futures**	20	9-13-2024	589,622	549,000	0	(40,622)
See accompanying consolidated notes to portfolio of investments
16 | Allspring Real Return Portfolio

Consolidated portfolio of investments—July 31, 2024 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
Wheat Futures**	29	9-13-2024	$843,610	$764,513	$0	$(79,097)
Australian Dollar Futures	95	9-16-2024	6,407,898	6,225,350	0	(182,548)
Euro Futures	70	9-16-2024	9,426,448	9,493,750	67,302	0
LME Copper Futures**	4	9-16-2024	966,549	918,031	0	(48,518)
LME Nickel Futures**	3	9-16-2024	308,410	296,661	0	(11,749)
LME Primary Aluminum Futures**	13	9-16-2024	820,009	734,399	0	(85,610)
LME Zinc Futures**	8	9-16-2024	583,178	530,156	0	(53,022)
10-Year Canadian Bond	34	9-18-2024	2,931,524	3,027,531	96,007	0
10-Year U.S. Treasury Notes	654	9-19-2024	71,340,730	73,125,375	1,784,645	0
S&P ASX Share Price Index 200	8	9-19-2024	1,003,700	1,054,298	50,598	0
S&P/TSX 60 Index	5	9-19-2024	942,077	1,003,368	61,291	0
Ultra 10-Year U.S. Treasury Notes	403	9-19-2024	45,928,082	46,577,984	649,902	0
DAX Index	2	9-20-2024	988,362	1,006,817	18,455	0
E-Mini NASDAQ 100 Index	29	9-20-2024	11,521,368	11,313,045	0	(208,323)
E-Mini Russell 2000 Index	7	9-20-2024	721,876	795,550	73,674	0
E-Mini S&P 500 Index	134	9-20-2024	36,870,238	37,238,600	368,362	0
Euro STOXX 50 Index	12	9-20-2024	637,622	636,103	0	(1,519)
Euro STOXX 600 Index	86	9-20-2024	2,431,079	2,418,049	0	(13,030)
FTSE 100 Index	10	9-20-2024	1,053,917	1,074,399	20,482	0
MSCI Emerging Markets Index	14	9-20-2024	755,757	767,550	11,793	0
Long Gilt Futures	115	9-26-2024	14,334,081	14,668,514	334,433	0
2-Year U.S. Treasury Notes	305	9-30-2024	62,389,110	62,636,992	247,882	0
Lean Hogs Futures**	13	10-14-2024	369,476	394,810	25,334	0
Soybean Futures**	1	11-14-2024	56,336	51,125	0	(5,211)
Number 2 Cotton Futures**	26	12-6-2024	924,014	896,870	0	(27,144)
Soybean Oil Futures**	39	12-13-2024	1,021,913	990,288	0	(31,625)
Short
Light Sweet Crude Oil Futures**	(6)	8-20-2024	(494,320)	(467,460)	26,860	0
Henry Hub Natural Gas Futures**	(1)	8-28-2024	(24,547)	(20,360)	4,187	0
NY Harbor ULSD Futures**	(1)	8-30-2024	(104,170)	(102,409)	1,761	0
10-Year Euro BUND Index	(21)	9-6-2024	(2,952,218)	(3,039,315)	0	(87,097)
Gas Oil Futures**	(2)	9-12-2024	(161,395)	(148,600)	12,795	0
10-Year Australian Bond	(41)	9-16-2024	(3,037,603)	(3,090,927)	0	(53,324)
LME Copper Futures**	(10)	9-16-2024	(2,416,262)	(2,295,078)	121,184	0
LME Lead Futures**	(5)	9-16-2024	(276,225)	(259,309)	16,916	0
LME Nickel Futures**	(4)	9-16-2024	(410,313)	(395,547)	14,766	0
LME Primary Aluminum Futures**	(9)	9-16-2024	(567,066)	(508,430)	58,636	0
LME Zinc Futures**	(5)	9-16-2024	(364,250)	(331,348)	32,902	0
Swiss Franc Futures	(68)	9-16-2024	(9,573,734)	(9,717,625)	0	(143,891)
Canadian Dollar Futures	(98)	9-17-2024	(7,177,565)	(7,113,820)	63,745	0
C Coffee Futures**	(1)	9-18-2024	(85,215)	(85,950)	0	(735)
10-Year U.S. Treasury Notes	(205)	9-19-2024	(22,641,929)	(22,921,562)	0	(279,633)
MSCI Emerging Markets Index	(233)	9-20-2024	(12,595,394)	(12,774,225)	0	(178,831)
Silver Futures**	(4)	9-26-2024	(592,387)	(578,760)	13,627	0
Number 11 World Sugar Futures**	(33)	9-30-2024	(764,004)	(700,022)	63,982	0
Live Cattle Futures**	(25)	10-31-2024	(1,837,521)	(1,866,750)	0	(29,229)
Corn Futures**	(14)	12-13-2024	(294,319)	(279,825)	14,494	0
Soybean Meal Futures**	(30)	12-13-2024	(1,008,659)	(947,100)	61,559	0
Gold 100 Troy Ounces Futures**	(10)	12-27-2024	(2,444,220)	(2,473,000)	0	(28,780)
					$4,403,059	$(1,647,407)

**	Represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 17

Notes to consolidated portfolio of investments—July 31, 2024 (unaudited)
Notes to consolidated portfolio of investments
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Real Return Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on June 27, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of July 31, 2024, the Subsidiary had $31,375,796 of investments in affiliates and cash at broker segregated for futures contacts representing 99.39% of its net assets. As of July 31, 2024, the Portfolio held $31,567,419 in the Subsidiary, representing 15.00% of the Portfolio net assets prior to consolidation. The consolidated net assets of the Fund includes the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
18 | Allspring Real Return Portfolio

Notes to consolidated portfolio of investments—July 31, 2024 (unaudited)
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices, foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk, foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Real Return Portfolio | 19

Notes to consolidated portfolio of investments—July 31, 2024 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,562,883	$0	$0	$2,562,883
Consumer discretionary	5,459,695	0	0	5,459,695
Consumer staples	1,667,966	0	0	1,667,966
Energy	5,179,562	0	0	5,179,562
Financials	7,460,405	0	0	7,460,405
Health care	4,314,950	0	0	4,314,950
Industrials	8,076,663	0	0	8,076,663
Information technology	12,750,117	0	0	12,750,117
Materials	6,426,683	138,250	0	6,564,933
Real estate	17,015,308	0	0	17,015,308
Utilities	504,848	0	0	504,848
Corporate bonds and notes	0	18,802,884	0	18,802,884
Loans	0	676,089	106,975	783,064
U.S. Treasury securities	49,126,802	0	0	49,126,802
Yankee corporate bonds and notes	0	2,464,725	0	2,464,725
Short-term investments
Investment companies	81,843,967	0	0	81,843,967
	202,389,849	22,081,948	106,975	224,578,772
Forward foreign currency contracts	0	113,887	0	113,887
Futures contracts	4,403,059	0	0	4,403,059
Total assets	$206,792,908	$22,195,835	$106,975	$229,095,718
Liabilities
Forward foreign currency contracts	$0	$101,134	$0	$101,134
Futures contracts	1,647,407	0	0	1,647,407
Total liabilities	$1,647,407	$101,134	$0	$1,748,541
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
As of July 31, 2024, $15,664,700 was segregated as cash collateral for these open futures contracts. The Portfolio also received $10,000 as cash collateral for open forward foreign currency contracts.
At July 31, 2024, the Portfolio did not have any transfers into/out of Level 3.
20 | Allspring Real Return Portfolio